Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended
	Nov. 14, 2012	Mar. 31, 2013	Apr. 23, 2013 Subsequent Events	Jan. 22, 2013 Subsequent Events
Subsequent Events
Cash distribution to the Company's unitholders declared (in dollars per share)	$ 0.35	$ 0.37	$ 0.37	$ 0.35